Market risk	12 Months Ended
Dec. 31, 2025
Market risk
Market risk

8. Market risk

Market risk is the risk that changes in market prices, such as interest rates and foreign exchange rates that will affect the Company’s value of its holdings of financial instruments. The Company’s activities expose it primarily to the financial risks of changes in foreign currency exchange rates. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return on risk.

The Company’s entities transact business in certain foreign currencies, mainly United State dollars, other than the respective functional currencies of the Company entities, and hence is exposed to foreign currency risks. Since the financial assets and liabilities of the Company entities are short-term in nature, their exposure to foreign currency risk is not significant. The Company ensures that the net exposure is kept to an acceptable level by buying or selling foreign currencies at spot rates where necessary to address short-term imbalances.

The following table sets out the carrying amount of assets and liabilities subject to market risk:

	As of December 31,
	2024	2025
	RMB’000	RMB’000
Liabilities subject to market risk
Loan payable	-	-
Convertible notes payable	12,922	5,393

There has been no change to the manner in which the Company manages and measures it’s market exposure in the current year.